Share-based Compensation Expense	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based Compensation Expense
5.	SHARE-BASED COMPENSATION EXPENSE
Sohu (excluding Fox Video) and Changyou have incentive plans, and Fox Video before January 4, 2022 had an incentive plan, for the granting of share-based awards, including share options and restricted share units, to members of the boards of directors, management and other key employees.
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2020, 2021 and 2022 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2020	2021	2022

Cost of revenues	$720	$277	$191
Product development expenses	7,325	3,904	2,026
Sales and marketing expenses	460	166	128
General and administrative expenses	5,975	4,231	2,594

	$14,480	$8,578	$4,939

Share-based compensation expense was recognized for share awards of Sohu (excluding Fox Video), Changyou and Fox Video as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2020	2021	2022

For Sohu (excluding Fox Video) share-based awards	$2,633	$1,849	$677
For Changyou share-based awards	12,545	7,773	4,262
For Fox Video share-based awards	(698)	(1,044)	0

	$14,480	$8,578	$4,939

The negative amounts in the tables above resulted from
re-measured
compensation expense based on the then-current fair value of the awards on the reporting date.
There was no capitalized share-based compensation expense for the years ended December 31, 2022, 2021 and 2020.